Consolidated Statement Of Operations Parenthetical (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating expenses
Selling, general and administrative (including charges from affiliates of $104.1 million, $107.5 million and $114.8 million in 2011, 2010 and 2009)	$ 104.1	$ 107.5	$ 114.8